CAPITAL STOCK - Per share amounts (Details) - CAD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Earnings per share, basic
Net income (loss) for the year	$ (35,035,126)	$ 6,607,664
Weighted average number of shares outstanding	20,092,474	18,648,420
Earnings per share, basic	$ (1.74)	$ 0.35
Earnings per share, diluted
Net income (loss) for the year	$ (35,035,126)	$ 6,607,664
Weighted average number of shares outstanding	20,092,474	18,648,420
Share based compensation dilution		100,185
Weighted average number of shares outstanding, diluted	20,092,474	18,748,605
Earnings per share, diluted	$ (1.74)	$ 0.35